Equity (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Noncontrolling Interests [Line Items]
Current assets	$ 59,282	$ 8,302
Current liabilities	3,098	3,546
Loss allocated to non-controlling interests	$ 75	$ 43	$ 369
Non-controlling interests [Member] | Tyr Novo Ltd [Member]
Noncontrolling Interests [Line Items]
Non-controlling interests percentage	1.53%	1.53%
Non-current assets	$ 16	$ 24
Current assets	174	192
Current liabilities	(5,543)	(646)
Net assets	(5,353)	(430)
Net assets attributable to non-controlling interests	(82)	(7)
Loss for the year	4,922	2,847
Loss allocated to non-controlling interests	$ 75	$ 43